SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

10.SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 100,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants to purchase up to 30,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 70,000,000. In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 30,000,000 ordinary shares. In August 2010, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 150,000,000. In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 430,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;
b.)Vest over a period of ten years in equal yearly installments;

As of June 30, 2023, the Group had granted 274,402,040 options and 307,541,700 nonvested restricted stocks, which were subject to adjustment on performance condition.

Share options

During the six months ended June 30, 2023, the Group granted 28,625,350 share options to senior officers, each was in five tranches with performance conditions. Each tranche is accounted for as a separate award with the same grant date, its own service inception date and requisite service period. The share-based compensation cost is recognized for each vesting tranche during the respective service period based on the estimated performance conditions at the service inception date. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if certain performance conditions are met for the five-year period ending December 31, 2027.

The weighted-average grant date fair value for options granted during the six months ended June 30, 2023 was RMB16.06 (US$2.22), computed using the binomial option pricing model. The binomial option pricing model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average historical equity volatility of the Group. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2023
Suboptimal exercise factor	2.80
Risk-free interest rate	3.61%
Volatility	49.31%
Dividend yield	0.80%
Life of option	10	years

The following table summarized the Group’s share option activity under the option plans:

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$’million
Share options outstanding at January 1, 2023	—
Granted	28,625,350	2.80
Share options outstanding at June 30, 2023	28,625,350	2.80	9.98	31
Share options vested or expected to vest at June 30, 2023	26,524,250	2.80	9.98	29
Share options exercisable at June 30, 2023	—

As of June 30, 2023, there was RMB424 in total unrecognized compensation expense related to the option arrangements, which is expected to be recognized over a weighted-average period of 3.98 years.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

During the six months ended June 30, 2023, the Group granted 28,625,350 nonvested restricted stocks to senior officers, each was in five tranches with performance conditions. Each tranche is accounted for as a separate award with the same grant date, its own service inception date and requisite service period. The share-based compensation cost is recognized for each vesting tranche during the respective service period based on the estimated performance conditions at the service inception date. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.

The following table summarized the Group’s nonvested restricted stock activities during the six months ended June 30, 2023.

		Weighted
	Number of	Average Grant
	Restricted Stocks	Date Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2023	76,939,150	1.88
Granted	29,620,310	3.67
Forfeited	(596,410)	2.60
Vested	(4,141,540)	1.54
Nonvested restricted stocks outstanding at June 30, 2023	101,821,510	2.41

As of June 30, 2023, there was RMB1,519 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.79 years.

The total fair value of nonvested restricted stocks vested was RMB88 and RMB134 for the six months ended June 30, 2022 and June 30, 2023 respectively.

For the six months ended June 30, 2022 and 2023, the Group recognized share-based compensation expenses of RMB48 and RMB61, respectively, which were classified as follows:

	Six Months Ended June 30,
	2022	2023
Hotel operating costs	18	16
Selling and marketing expenses	2	3
General and administrative expenses	28	42
Total	48	61